Production Costs	12 Months Ended
Dec. 31, 2018
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Production Costs
10.	PRODUCTION COSTS

Years ended December 31	2018	2017
Raw materials and consumables	$726	$836
Salaries and employee benefits (a)	482	480
Contractors	349	415
Royalties (note 18(i))	58	78
Transportation costs	50	47
Maintenance costs	33	35
Revision of reclamation and closure cost provision	24	(4)
Change in inventories	7	(64)
Other (b)	65	66
	$1,794	$1,889

(a)

Salaries and employee benefits exclude $57 million of salaries and employee benefits included in corporate administration in the Consolidated Statements of (Loss) Earnings for the year ended December 31, 2018 (2017 – $64 million).

(b)	Other included a write down of prior period costs of $12 million relating to Peñasquito oxide heap leach inventories during the year ended December 31, 2017.